RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - Amount Recognized [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 681	£ 1,267
Retirement benefit obligations	(257)	(245)
Total amounts recognised in the balance sheet	£ 424	£ 1,022